Property and equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, net
6.	Property and equipment, net
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2021	2020
Quantum computer systems	$13,425	$12,103
Lab equipment	6,645	6,315
Computer equipment	3,305	2,954
Leasehold improvements	1,074	1,072
Furniture and fixtures	316	316
Construction-in-progress	285	502

Total property and equipment	25,050	23,262
Less: Accumulated depreciation	(21,801)	(20,368)

Property and equipment, net	$3,249	$2,894

Depreciation expense for the years ended December 31, 2021, and 2020 was $1.4 million and $1.9 million, respectively. The Company has not acquired any property and equipment under capital leases.

DWave System [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net
6.	Property and equipment, net
Property and equipment, net consisted of the following (in thousands):

	June 30,	December 31,
	2022	2021
Quantum computer systems	$13,425	$13,425
Lab equipment	6,681	6,645
Computer equipment	3,352	3,305
Leasehold improvements	1,075	1,074
Furniture and fixtures	318	316
Construction-in-progress	374	285

Total property and equipment	25,225	25,050
Less: Accumulated depreciation	(22,453)	(21,801)

Property and equipment, net	$2,772	$3,249

Depreciation expense for the three month period ended June 30, 2022 and 2021 was
$309,000 and
$
344,000
respectively. Depreciation expense for the six month period ended June 30, 2022 and 2021 was
$705,000
 a
nd $747,000 respectively. The Company has not acquired any property and equipment under capital leases.